Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Derek Janssen (lead portfolio manager) has managed the fund since January 2013.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Clint Lawrence (co-manager) has managed the fund since February 2017.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Derek Janssen is lead portfolio manager of the fund, which he has managed since January 2013. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Clint Lawrence is co-manager of the fund, which he has managed since February 2017. Since joining Fidelity Investments in 2007, Mr. Lawrence has worked as a research analyst and portfolio manager.

ASCV-17-01 1.808271.127	February 20, 2017

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2016
Prospectus

The following information replaces similar information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Derek Janssen (lead portfolio manager) has managed the fund since January 2013.

Clint Lawrence (co-manager) has managed the fund since February 2017.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements similar information found in the "Fund Management" section under the headings "Portfolio Manager(s)".

Derek Janssen is lead portfolio manager of Fidelity® Small Cap Value Fund, which he has managed since January 2013. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

Clint Lawrence is co-manager of Fidelity® Small Cap Value Fund, which he has managed since February 2017. Since joining Fidelity Investments in 2007, Mr. Lawrence has worked as a research analyst and portfolio manager.

SCP-SCV-17-01 1.808094.122	February 20, 2017